CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Repurchase Agreements (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		January 2025	January 2024
Maximum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		April 2035	April 2035
SOFR 7.02% [Member]
Repurchase agreement [Abstract]
Debt instrument term of basis spread on variable rate		7.02%
Accrued interest fixed and variable rates		0.50%
SOFR 7.24% [Member]
Repurchase agreement [Abstract]
Debt instrument term of basis spread on variable rate		7.24%
Accrued interest fixed and variable rates		9.50%
SOFR 7.42% [Member]
Repurchase agreement [Abstract]
Debt instrument term of basis spread on variable rate			7.42%
Accrued interest fixed and variable rates			0.50%
SOFR 7.64% [Member]
Repurchase agreement [Abstract]
Debt instrument term of basis spread on variable rate			7.64%
Accrued interest fixed and variable rates			13.00%
Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 7,829,434	S/ 8,606,141
BCRP [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Sol
Borrowings, maturity		January 2025 / September 2025	January 2024 / September 2025
Financial liabilities		S/ 6,115,254	S/ 5,436,564
BCRP Reactiva Peru [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Sol
Borrowings, maturity	[1]	May 2025 / December 2025	May 2024 / December 2025
Financial liabilities	[1]	S/ 459,775	S/ 1,779,934
Banco Central de Bolivia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Boliviano
Borrowings, maturity		March 2026	December 2024 / March 2025
Financial liabilities		S/ 343,571	S/ 590,715
Banco de la Republica de Colombia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Colombian Peso
Borrowings, maturity		January 2025	December 2024 / March 2025
Financial liabilities		S/ 281,837	S/ 9,569
Natixis SA one [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Sol
Borrowings, maturity		August 2028	August 2028
Financial liabilities		S/ 270,000	S/ 270,000
Citigroup Global Markets Limited [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		August 2026	August 2026
Financial liabilities		S/ 169,380	S/ 166,905
Natixis S.A Two [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		August 2026	August 2026
Financial liabilities		S/ 94,100	S/ 92,725
BCRP Reactiva Peru Especial [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Sol
Borrowings, maturity	[1]	October 2025 / December 2025	June 2024 / December 2025
Financial liabilities	[1]	S/ 19,212	S/ 133,309
Barclays Bank PLC [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Sol
Borrowings, maturity		August 2028
Financial liabilities		S/ 9,090	0
Accrued Interest [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 67,215	126,420
Repurchase Agreements [Member]
Repurchase agreement [Abstract]
Fixed interest annual rate		0.50%
Agreement grace period		12 months
Maximum borrowings capacity		S/ 533,100	S/ 2,128,300

[1]	Throug Repo Operations, BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.50 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 31, 2024, the Bank and its Subsidiaries maintained repurchase agreements guaranteed for Reactiva program credits S/533.1 million (S/2,128.3 million, as of December 31, 2023).